NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2013
NET INCOME PER SHARE
NET INCOME PER SHARE

17.                               NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Net income attributable to ChinaEdu Corporation (numerator)	16,821	37,971	50,498

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share	47,453,930	47,523,375	28,250,473
Incremental weighted average ordinary shares from assumed conversions of share option and RSUs using treasury stock method	3,215,299	2,963,858	3,627,443

Weighted average ordinary shares outstanding used in computing diluted net income per share	50,669,229	50,487,233	31,877,916

Net income per share attributable to ChinaEdu Corporation-basic	0.35	0.80	1.79
Net income per share attributable to ChinaEdu Corporation-diluted	0.33	0.75	1.58

Ordinary share equivalents of options and RSUs are calculated using the treasury stock method.  Under the treasury stock method, the proceeds from the assumed conversion of options and warrants are used to repurchase outstanding ordinary shares using the average fair value for the period.